Fair Value Measurements (Details) - Schedule of warrant liability - Archimedes Tech Spac Partners Co [Member] - $ / shares			12 Months Ended
	Mar. 15, 2021	Jan. 13, 2021	Dec. 31, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Restricted term (years)		1 year 1 month 9 days
Expected volatility	24.30%	12.50%	19.50%
Risk-free interest rate	1.06%	0.12%	1.29%
Stock price (in Dollars per share)	$ 9.36	$ 9.37	$ 9.58
Dividend yield	0.00%	0.00%	0.00%
Exercise price (in Dollars per share)	$ 11.5		$ 11.5
Expected term (years)	5 years 11 months 26 days		5 years 3 months 18 days